Other Non-Financial Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Liabilities [Abstract]
Liabilities to employees	€ 73.3	€ 50.6
Liabilities from share-based payment arrangements	29.0	36.2
Liabilities from wage taxes and social securities expenses	15.1	761.8
Other	20.8	29.2
Total	138.2	877.8
Total current	125.1	860.8
Total non-current	€ 13.1	€ 17.0